Capital commitments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Capital commitments

21. Capital commitments

Capital expenditures contracted for at the end of the reporting period but not recognized in the financial statements are as follows:

	2025	2024
	US$	US$

Property, plant and equipment	61,709	1,312,753